ProShares®

ProShare Advisors LLC

7501 Wisconsin Avenue

Suite 1000

Bethesda, MD 20814-6527

Phone: 240.497.6400

Fax: 240.497.6530

July 13, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	ProShares Trust (the “Trust”)

(File Nos. 333-89822 and 811-21114)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the Prospectus and Statement of Additional Information, each dated July 7, 2011, for ProShares Hedge Replication ETF, a series of the Trust, that would have been filed under paragraph (b) or (c) of Rule 497 do not differ from the one contained in Post-Effective Amendment No. 43 to the Trust’s Registration Statement on Form N-1A, which was effective with the Securities and Exchange Commission on July 7, 2011 (Accession No. 0001193125-11-184057).

Should you have any comments or questions, please do not hesitate to contact me at (240) 497-6539.

Sincerely,

/s/ Amy R. Doberman

Amy R. Doberman

Chief Legal Officer

and Secretary